UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-5178

Name of Fund: Merrill Lynch Equity Income Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Equity Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/03

Date of reporting period: 08/01/02 - 07/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Equity Income Fund

Annual Report
July 31, 2003

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Equity Income Fund

Sector Representation as a Percentage of Equities as of July 31, 2003
(unaudited)

A pie graph depicting Sector Representation as a Percentage of Equities as of July 31, 2003 (unaudited)

Financials                                                                 21.3%
Utilities                                                                  10.7%
Information Technology                                                      2.7%
Telecommunication Services                                                  4.9%
Health Care                                                                 3.7%
Consumer Discretionary                                                      7.2%
Energy                                                                     12.0%
Consumer Staples                                                            9.4%
Industrials                                                                12.0%
Materials                                                                  16.1%

Portfolio Information as of July 31, 2003 (unaudited)

                                                                      Percent of
Ten Largest Common Stock Holdings                                     Net Assets
--------------------------------------------------------------------------------
Citigroup Inc. .....................................................     2.3%
Electrolux AB 'B' ..................................................     2.2
Raytheon Company ...................................................     1.8
The Procter & Gamble Company .......................................     1.8
United Technologies Corporation ....................................     1.7
The St. Paul Companies, Inc. .......................................     1.5
Dominion Resources, Inc. ...........................................     1.4
Weyerhaeuser Company ...............................................     1.3
International Business Machines Corporation ........................     1.3
Northrop Grumman Corporation .......................................     1.3
--------------------------------------------------------------------------------

Important Tax Information (unaudited)

All of the ordinary income distributions paid quarterly by Merrill Lynch Equity Income Fund during its taxable year ended July 31, 2003 qualify for the dividends received deduction for corporations. Additionally, the ordinary income distributions paid to the shareholders of record on April 15, 2003 and July 16, 2003 consist entirely of qualified dividend income for individuals.

Please retain this information for your records.


2          MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

A Letter From the President

Dear Shareholder

Now more than half behind us, 2003 has been a meaningful year in many respects. After three agonizing years for equity markets, we finally saw hopeful signs for a sustained economic recovery and an accompanying market upturn.

The most significant development through July 31 was the conclusion of all-out war in Iraq. As combat gave way to restructuring, oil prices dropped. At the same time, credit spreads tightened and the spring brought some of the most promising months for equities since last October. Many companies began to show improving earnings, and consumer confidence strengthened. Although oil prices have since returned to higher levels, economic recovery remains a high priority for the President, Congress and the Federal Reserve Board -- all of whom have taken steps aimed at reviving the economy and drawing investors back to the markets.

The events and efforts of the past several months appear to have made an impression on investors and the markets. While both the S&P 500 Index and Nasdaq were in negative territory for the six-month period ended January 31, 2003, both indexes rebounded dramatically over the six months that followed. From January 31, 2003 to July 31, 2003, the S&P 500 Index and Nasdaq returned +16.79% and +31.35%, respectively.

Against this backdrop, our portfolio managers continued to work diligently to deliver on our commitment to provide superior performance within reasonable expectations for risk and return. This included striving to outperform our peers and the market indexes. With that said, remember also that the advice and guidance of a skilled financial advisor can mean the difference between fruitful and fruitless investing. A financial professional can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. The cost savings in both production and postage are passed on to the fund and, ultimately, to fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003             3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      We maintained the Fund's defensive positioning throughout the period as signs for an economic recovery remained mixed.

How did the Fund perform during the fiscal year?

For the 12-month period ended July 31, 2003, the Fund's Class A, Class B, Class C and Class I Shares had total returns of +5.72%, +4.79%, +4.89% and +5.98%, respectively. The unmanaged benchmark Standard & Poor's 500 (S&P 500) Index returned +10.64% for the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 9 of this report to shareholders.)

Our defensive market position was a positive early in the period. Strong returns from our investments in consumer staples, drugs and selected basic material stocks benefited Fund performance in the first half of the fiscal year. Our limited exposure to the poorly performing telecommunications sector, and relatively high tactical cash holding, also helped Fund results early in the period. However, with the equity market rally that began in March 2003, this defensive positioning caused the Fund to underperform the benchmark. The Fund's low exposure to the utilities, telecommunication and technology sectors -- a strategy that helped relative returns in 2002 and early 2003 -- later resulted in poor relative returns as these groups appreciated sharply during the spring rally. The Fund's cash position during the market upturn also hindered performance.

Despite the President's bill lowering federal income taxes on dividends, the equities of non-dividend paying companies and companies with weaker balance sheets tended to be the top performers during the period. Given the Fund's focus on financial strength, as well as our requirement that virtually all portfolio holdings pay dividends, this phenomenon detracted from our relative returns versus the broader, unmanaged S&P 500 Index.

What changes were made to the portfolio during the period?

We worked down the portfolio's cash balance during the second half of the fiscal year, dropping the cash position from 20% of net assets at its peak in early 2003 to 15% at the close of the period. Progress in getting the Fund more fully invested was hindered as it received sales proceeds from the takeover of MIM Holdings Limited as well as strong subscriptions resulting from renewed interest in dividend-focused funds following passage of the tax bill. We continued to increase our allocation to the financial sector, where we had an underweight position, with purchases of U.S. Bancorp and Lincoln National Corporation. In the oil service sector, we purchased Schlumberger Limited and Halliburton Company, given the company's progress in restructuring its portfolio.

How would you characterize the Fund's position at the close of the period?

The Fund remained conservatively positioned. This reflects our continued caution regarding the mixed signs for an economic recovery. We believe the Fund's overweight positions relative to the benchmark in defense stocks and basic materials will enable investors to constructively participate in an improving market. In our opinion, defense stocks have several years of visible earnings growth potential, particularly since their share prices already have suffered from poor results in their commercial aerospace operations. In the basic materials sector, many companies maintained financial discipline during the market downturn, and closed high-cost capacity. We believe these companies will enjoy strong pricing power as capacity utilization improves at mines, mills and plants, and as economic recovery expands beyond the strong demand coming from the growth of China's industrial sector.


4          MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

Fund performance improved during the last month of the period as the equity market began to digest its recent gains, suggesting our conservative stand was warranted. We continue to closely monitor sectors and stocks in an effort to deploy the Fund's cash balances at compelling valuations.

Robert M. Shearer
Vice President and Portfolio Manager

August 22, 2003

--------------------------------------------------------------------------------
Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There are no changes to the Class B or Class C share class labels. Trading symbols have not changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Effective October 1, 2003, Merrill Lynch Equity Income Fund will change its name to Merrill Lynch Equity Dividend Fund. The new name is designed to more accurately reflect the type of income the Fund seeks to earn in pursuit of its investment objective. The name change does not affect the Fund's investment objective, which is to seek long-term total return and current income by investing primarily in equity securities. In connection with the change, however, the Fund has adopted a new investment policy of investing at least 80% of its assets in dividend paying securities.
--------------------------------------------------------------------------------


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003             5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2002 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                6-Month        12-Month      Ten-Year/Since Inception
As of July 31, 2003                          Total Return    Total Return         Total Return
=====================================================================================================
ML Equity Income Fund Class A Shares*           +11.48%         + 5.72%              +137.48%
-----------------------------------------------------------------------------------------------------
ML Equity Income Fund Class B Shares*           +10.93          + 4.79               +123.75
-----------------------------------------------------------------------------------------------------
ML Equity Income Fund Class C Shares*           +11.02          + 4.89               +121.59
-----------------------------------------------------------------------------------------------------
ML Equity Income Fund Class I Shares*           +11.50          + 5.98               +148.04
-----------------------------------------------------------------------------------------------------
ML Equity Income Fund Class R Shares*           +11.86              --               +  7.01
-----------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                   +16.79          +10.64        +166.03/+147.68/+10.12
-----------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class B & Class I Shares, from 10/21/94 for Class A & Class C Shares and from 1/03/03 for Class R Shares.

** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Ten-year/since inception total return periods are for ten years, from 10/21/94 and from 1/03/03, respectively.


6          MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class C Shares compared to growth of an investment in the Standard & Poor's 500 Index. Values are from October 21, 1994 to July 2003:

                                    10/21/94**       7/95              7/96             7/97              7/98             7/99
ML Equity Income Fund+--
Class A Shares*                     $ 9,475          $10,799           $12,606          $17,647           $19,736          $22,476

ML Equity Income Fund+--
Class C Shares*                     $10,000          $11,330           $13,117          $18,212           $20,207          $22,825

                                    7/00             7/01              7/02             7/03
ML Equity Income Fund+--
Class A Shares*                     $21,424          $23,591           $21,285          $22,501

ML Equity Income Fund+--
Class C Shares*                     $21,594          $23,604           $21,126          $22,159

                                    10/21/94**       7/95              7/96             7/97              7/98             7/99
Standard & Poor's
500 Index++                         $10,000          $12,347           $14,393          $21,897           $26,120          $31,397

                                    7/00             7/01              7/02             7/03
Standard & Poor's
500 Index++                         $34,215          $29,312           $22,386          $24,768

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**    Commencement of operations.

+ ML Equity Income Fund invests primarily in companies with a continuous record of paying dividends.

++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

      Past performance is not predictive of future performance.

Average Annual Total Return

                                                % Return Without  % Return With
                                                   Sales Charge   Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 7/31/03                                + 5.72%         +0.16%
--------------------------------------------------------------------------------
Five Years Ended 7/31/03                              + 2.66          +1.56
--------------------------------------------------------------------------------
Inception (10/21/94)
  through 7/31/03                                     +10.36          +9.68
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                    % Return        % Return
                                                  Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 7/31/03                               +4.89%          +3.89%
--------------------------------------------------------------------------------
Five Years Ended 7/31/03                             +1.86           +1.86
--------------------------------------------------------------------------------
Inception (10/21/94)
  through 7/31/03                                    +9.49           +9.49
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**    Assuming payment of applicable contingent deferred sales charge.


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003             7

[LOGO] Merrill Lynch Investment Managers

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class B Shares and Class I Shares compared to growth of an investment in the Standard & Poor's 500 Index. Values are from July 1993 to July 2003:

                                    7/93             7/94              7/95             7/96              7/97
ML Equity Income Fund+--
Class B Shares*                     $10,000          $10,130           $11,428          $13,244           $18,397

ML Equity Income Fund+--
Class I Shares*                     $9,475           $9,700            $11,063          $12,941           $18,171

                                    7/98             7/99              7/00             7/01              7/02             7/03
ML Equity Income Fund+--
Class B Shares*                     $20,410          $23,055           $21,812          $23,845           $21,352          $22,375

ML Equity Income Fund+--
Class I Shares*                     $20,357          $23,238           $22,207          $24,535           $22,176          $23,501

                                    7/93             7/94              7/95             7/96              7/97
Standard & Poor's
500 Index++                         $10,000          $10,516           $13,262          $15,459           $23,519

                                    7/98             7/99              7/00             7/01              7/02             7/03
Standard & Poor's
500 Index++                         $28,054          $33,722           $36,749          $31,483           $24,044          $26,603

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

+ ML Equity Income Fund invests primarily in companies with a continuous record of paying dividends.

++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

      Past performance is not predictive of future performance.

Average Annual Total Return

                                                   % Return         % Return
                                                 Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 7/31/03                               +4.79%          +0.79%
--------------------------------------------------------------------------------
Five Years Ended 7/31/03                             +1.86           +1.59
--------------------------------------------------------------------------------
Ten Years Ended 7/31/03                              +8.39           +8.39
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**    Assuming payment of applicable contingent deferred sales charge.

                                               % Return Without   % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 7/31/03                               +5.98%          +0.41%
--------------------------------------------------------------------------------
Five Years Ended 7/31/03                             +2.91           +1.81
--------------------------------------------------------------------------------
Ten Years Ended 7/31/03                              +9.51           +8.92
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.


8          MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

Performance Data (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class R Shares compared to growth of an investment in the Standard & Poor's 500 Index. Values are from January 3, 2003 to July 2003:

                                                       1/03/03**         7/03
ML Equity Income Fund+--
Class R Shares*                                        $10,000           $10,701

Standard & Poor's
500 Index++                                            $10,000           $11,012

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**    Commencement of operations.

+ ML Equity Income Fund invests primarily in companies with a continuous record of paying dividends.

++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

      Past performance is not predictive of future performance.

Aggregate Total Return

                                                                % Return Without
                                                                   Sales Charge
================================================================================
Class R Shares
================================================================================
Inception (1/03/03) through 7/31/03                                   +7.01%
--------------------------------------------------------------------------------


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003             9

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments

                                                                                                              Value       Percent of
Europe              Industries*                   Shares Held     Common Stocks                        (in U.S. dollars)  Net Assets
====================================================================================================================================
France              Oil & Gas                          37,500     Total Fina SA (ADR) (a)                  $ 2,760,000        1.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in France              2,760,000        1.0
====================================================================================================================================
Sweden              Household Durables                297,600     Electrolux AB 'B'                          6,160,253        2.2
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Sweden              6,160,253        2.2
====================================================================================================================================
United Kingdom      Beverages                         325,000     Diageo PLC                                 3,319,989        1.2
                    ----------------------------------------------------------------------------------------------------------------
                    Oil & Gas                          75,400     BP Amoco PLC (ADR) (a)                     3,132,870        1.1
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United
                                                                  Kingdom                                    6,452,859        2.3
                    ================================================================================================================
                                                                  Total Common Stocks in Europe             15,373,112        5.5
====================================================================================================================================
North America
====================================================================================================================================
Canada              Commercial Banks                  100,000     Bank of Montreal                           3,170,602        1.1
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication     123,800     BCE Inc.                                   2,748,360        1.0
                    Services
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining                    41,000     Alcan Aluminium Ltd.                       1,427,210        0.5
                                                       70,000     Barrick Gold Corporation                   1,196,449        0.4
                                                      100,000     Placer Dome Inc.                           1,224,925        0.4
                                                                                                          --------------------------
                                                                                                             3,848,584        1.3
                    ----------------------------------------------------------------------------------------------------------------
                    Oil & Gas                          70,000     EnCana Corp.                               2,416,261        0.9
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products           272,400     Abitibi-Consolidated Inc.                  1,885,958        0.7
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Canada             14,069,765        5.0
====================================================================================================================================
United States       Aerospace & Defense                42,800     General Dynamics Corporation               3,395,752        1.2
                                                       39,000     Northrop Grumman Corporation               3,597,360        1.3
                                                      171,000     Raytheon Company                           5,249,700        1.8
                                                       49,600     Rockwell Collins                           1,291,088        0.5
                                                       63,200     United Technologies Corporation            4,754,536        1.7
                                                                                                          --------------------------
                                                                                                            18,288,436        6.5
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles                        34,700     General Motors Corporation                 1,298,821        0.5
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages                          59,000     The Coca-Cola Company                      2,653,230        0.9
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets                    25,500     The Bank of New York Company, Inc.           768,060        0.3
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals                          30,000     Air Products and Chemicals, Inc.           1,394,400        0.5
                                                       24,000     The Dow Chemical Company                     847,200        0.3
                                                       37,000     E.I. du Pont de Nemours and Company        1,625,780        0.6
                                                       19,100     Praxair, Inc.                              1,235,006        0.4
                                                       78,000     Rohm and Haas Company                      2,758,860        1.0
                                                                                                          --------------------------
                                                                                                             7,861,246        2.8
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks                   34,000     Bank of America Corporation                2,807,380        1.0
                                                       56,000     FleetBoston Financial Corporation          1,741,040        0.6
                                                       32,800     SunTrust Banks, Inc.                       1,997,520        0.7
                                                      110,000     U.S. Bancorp                               2,697,200        0.9
                                                       67,600     Wells Fargo & Co.                          3,415,828        1.2
                                                                                                          --------------------------
                                                                                                            12,658,968        4.4
                    ----------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals           135,000     Hewlett-Packard Company                    2,857,950        1.0
                                                       44,700     International Business Machines
                                                                  Corporation                                3,631,875        1.3
                                                                                                          --------------------------
                                                                                                             6,489,825        2.3
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance                   33,900     American Express Company                   1,497,363        0.5
                    ----------------------------------------------------------------------------------------------------------------
                    Containers & Packaging             50,000     Temple-Inland, Inc.                        2,319,500        0.8
                    ----------------------------------------------------------------------------------------------------------------


10         MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

North America                                                                                                 Value       Percent of
(continued)         Industries*                   Shares Held     Common Stocks                        (in U.S. dollars)  Net Assets
====================================================================================================================================
United States       Diversified Financial             148,600     Citigroup Inc.                           $ 6,657,280        2.3%
(continued)         Services                           44,000     Morgan Stanley                             2,087,360        0.7
                                                                                                          --------------------------
                                                                                                             8,744,640        3.0
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication      71,620     AT&T Corp.                                 1,522,641        0.5
                    Services                           91,200     BellSouth Corporation                      2,322,864        0.8
                                                       88,000     SBC Communications Inc.                    2,055,680        0.7
                                                       80,000     Sprint Corporation                         1,129,600        0.4
                                                       56,000     Verizon Communications                     1,952,160        0.7
                                                                                                          --------------------------
                                                                                                             8,982,945        3.1
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities                 51,000     American Electric Power Company, Inc.      1,431,060        0.5
                                                       36,700     Cinergy Corp.                              1,248,534        0.4
                                                       54,200     Cleco Corporation                            867,200        0.3
                                                       25,000     Consolidated Edison, Inc.                    992,750        0.4
                                                       65,000     Dominion Resources, Inc.                   3,906,500        1.4
                                                       27,000     FPL Group, Inc.                            1,665,090        0.6
                                                       33,600     FirstEnergy Corp.                          1,158,864        0.4
                                                       57,000     PPL Corporation                            2,256,630        0.8
                                                       56,500     Public Service Enterprise Group
                                                                  Incorporated                               2,302,375        0.8
                                                       89,200     The Southern Company                       2,536,848        0.9
                                                       72,800     TXU Corp.                                  1,468,376        0.5
                                                       47,200     Wisconsin Energy Corporation               1,328,680        0.5
                                                                                                          --------------------------
                                                                                                            21,162,907        7.5
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment               49,600     Rockwell International Corporation         1,281,664        0.5
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Service         85,000     Halliburton Company                        1,884,450        0.7
                                                       40,000     Schlumberger Limited                       1,802,800        0.6
                                                                                                          --------------------------
                                                                                                             3,687,250        1.3
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products                       1,060     The J.M. Smucker Company                      42,442        0.0
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing           32,500     Wal-Mart Stores, Inc.                      1,817,075        0.6
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities                      54,000     AGL Resources Inc.                         1,480,680        0.5
                                                       40,000     KeySpan Corporation                        1,350,000        0.5
                                                                                                          --------------------------
                                                                                                             2,830,680        1.0
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products                 76,600     The Clorox Company                         3,323,674        1.2
                                                       60,000     Kimberly-Clark Corporation                 2,904,000        1.0
                                                       57,500     The Procter & Gamble Company               5,052,525        1.8
                                                                                                          --------------------------
                                                                                                            11,280,199        4.0
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates           17,600     3M Co.                                     2,467,520        0.9
                                                       22,700     General Electric Company                     645,588        0.2
                                                                                                          --------------------------
                                                                                                             3,113,108        1.1
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance                          48,967     American International Group, Inc.         3,143,681        1.1
                                                       84,000     Lincoln National Corporation               3,136,560        1.1
                                                       52,500     Marsh & McLennan Companies, Inc.           2,605,050        0.9
                                                      125,300     The St. Paul Companies, Inc.               4,406,801        1.5
                                                      113,927     Travelers Property Casualty Corp.
                                                                  (Class A)                                  1,845,617        0.6
                                                        9,506     Travelers Property Casualty Corp.
                                                                  (Class B)                                    153,427        0.1
                                                                                                          --------------------------
                                                                                                            15,291,136        5.3
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery                          44,000     Caterpillar Inc.                           2,968,680        1.0
                                                       65,100     Deere & Company                            3,305,778        1.2
                                                                                                          --------------------------
                                                                                                             6,274,458        2.2
                    ----------------------------------------------------------------------------------------------------------------


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003            11

[LOGO] Merrill Lynch Investment Managers

North America                                                                                                 Value       Percent of
(concluded)         Industries*                   Shares Held   Common Stocks                          (in U.S. dollars)  Net Assets
====================================================================================================================================
United States       Media                              44,190   + Comcast Corporation (Class A)            $ 1,339,841        0.5%
(concluded)                                            29,000   + General Motors Corporation (Class H)         398,170        0.1
                                                       39,700     The McGraw-Hill Companies, Inc.            2,412,966        0.8
                                                                                                          --------------------------
                                                                                                             4,150,977        1.4
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining                    50,000     Arch Coal, Inc.                            1,027,500        0.4
                                                       97,400     CONSOL Energy Inc.                         1,816,510        0.6
                                                       32,500     Newmont Mining Corporation                 1,173,250        0.4
                                                                                                          --------------------------
                                                                                                             4,017,260        1.4
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities &                  81,600     Duke Energy Corporation                    1,432,080        0.5
                    Unregulated Power                  13,100     SCANA Corporation                            434,920        0.2
                                                                                                          --------------------------
                                                                                                             1,867,000        0.7
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail                   75,700     Family Dollar Stores, Inc.                 2,839,507        1.0
                    ----------------------------------------------------------------------------------------------------------------
                    Oil & Gas                          29,544     ChevronTexaco Corporation                  2,130,418        0.8
                                                       61,600     ConocoPhillips                             3,224,144        1.1
                                                       44,500     Devon Energy Corporation                   2,107,965        0.7
                                                       68,100     EOG Resources, Inc.                        2,640,918        0.9
                                                       98,000     Exxon Mobil Corporation                    3,486,840        1.2
                                                       65,600     Murphy Oil Corporation                     3,239,328        1.1
                                                                                                          --------------------------
                                                                                                            16,829,613        5.8
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products            70,000     International Paper Company                2,738,400        1.0
                                                       67,700     Weyerhaeuser Company                       3,810,833        1.3
                                                                                                          --------------------------
                                                                                                             6,549,233        2.3
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products                  56,400     Avon Products, Inc.                        3,518,796        1.2
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals                    51,900     Abbott Laboratories                        2,037,075        0.7
                                                       58,700     Bristol-Myers Squibb Company               1,537,940        0.5
                                                       27,000     Johnson & Johnson                          1,398,330        0.5
                                                       29,300     Merck & Co., Inc.                          1,619,704        0.6
                                                       52,000     Wyeth                                      2,370,160        0.8
                                                                                                          --------------------------
                                                                                                             8,963,209        3.1
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate                         9,400     American Financial Realty Trust              138,556        0.1
                                                       64,000     CarrAmerica Realty Corporation             1,869,440        0.7
                                                       28,500     Kimco Realty Corporation                   1,166,505        0.4
                                                       41,700     Simon Property Group, Inc.                 1,765,995        0.6
                                                      121,500     Taubman Centers, Inc.                      2,375,325        0.8
                                                                                                          --------------------------
                                                                                                             7,315,821        2.6
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail                   67,700     The Limited, Inc.                          1,131,267        0.4
                    ----------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance         39,500     Freddie Mac                                1,929,575        0.7
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United
                                                                  States                                   197,456,211       69.2
                    ================================================================================================================
                                                                  Total Common Stocks in North America     211,525,976       74.2
                    ================================================================================================================


12         MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

Schedule of Investments (concluded)

                                                                                                              Value       Percent of
Pacific Basin/Asia  Industries*                   Shares Held     Common Stocks                        (in U.S. dollars)  Net Assets
====================================================================================================================================
Australia           Metals & Mining                   633,900     Alumina Limited                          $ 1,984,311        0.7%
                                                      400,000     BHP Billiton Limited                       2,540,552        0.9
                                                    1,120,000     BHP Steel Limited                          3,026,886        1.1
                                                      130,870     Rio Tinto Limited                          2,697,175        0.9
                                                      483,900   + WMC Resources Limited                      1,166,650        0.4
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Australia          11,415,574        4.0
====================================================================================================================================
China               Metals & Mining                    34,480     Aluminum Corporation of China
                                                                  Limited (ADR) (a)                            998,196        0.4
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in China                 998,196        0.4
                    ================================================================================================================
                                                                  Total Common Stocks in the Pacific
                                                                  Basin/Asia                                12,413,770        4.4
                    ================================================================================================================
                                                                  Total Common Stocks
                                                                  (Cost--$211,011,088)                     239,312,858       84.1
                    ================================================================================================================

====================================================================================================================================
North America                                                     Preferred Stocks
====================================================================================================================================
United States       Automobiles                        40,000     Ford Capital Trust II, 6.50%               1,737,562        0.6
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Preferred Stocks
                                                                  (Cost--$2,000,000)                         1,737,562        0.6
                    ================================================================================================================

====================================================================================================================================

                                         Beneficial Interest/
                                                  Shares Held     Short-Term Securities
====================================================================================================================================
                                                  $43,098,907     Merrill Lynch Liquidity Series, LLC
                                                                  Cash Sweep Series I (b)                   43,098,907       15.1
                                                  $16,144,740     Merrill Lynch Liquidity Series, LLC
                                                                  Money Market Series (b)(c)                16,144,740        5.7
                                                   10,763,160     Merrill Lynch Premier Institutional
                                                                  Fund (b)(c)                               10,763,160        3.8
                    ----------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost--$70,006,807)                       70,006,807       24.6
====================================================================================================================================
                    Total Investments (Cost--$283,017,895)                                                 311,057,227      109.3

                    Liabilities in Excess of Other Assets                                                  (26,457,758)      (9.3)
                                                                                                          --------------------------
                    Net Assets                                                                            $284,599,469      100.0%
                                                                                                          ==========================

+     Non-income producing security.
* For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
(a)   American Depositary Receipts (ADR).
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                       Dividend/
                                                         Net           Interest
      Affiliate                                       Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Fund                       --        $    283
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                          $43,098,907        $400,493
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                          $12,020,550        $ 17,003
      Merrill Lynch Premier Institutional Fund          177,350        $ 14,567
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003            13

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities

As of July 31, 2003

==============================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------
                   Investments, at value (including securities loaned of $26,339,234)
                   (identified cost--$283,017,895) ........................................                      $ 311,057,227
                   Foreign cash (cost--$98) ...............................................                                 96
                   Receivables:
                      Beneficial interest sold ............................................    $     800,844
                      Dividends ...........................................................          545,654
                      Interest ............................................................           49,050
                      Securities lending--net .............................................            2,176         1,397,724
                                                                                               -------------
                     Prepaid registration fees and other assets ...........................                             43,022
                                                                                                                 -------------
                     Total assets .........................................................                        312,498,069
                                                                                                                 -------------
==============================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------
                   Collateral on securities loaned, at value ..............................                         26,907,900
                   Payables:
                      Beneficial interest redeemed ........................................          627,974
                      Investment adviser ..................................................          158,045
                      Distributor .........................................................           90,952
                      Other affiliates ....................................................           71,575           948,546
                                                                                               -------------
                   Accrued expenses .......................................................                             42,154
                                                                                                                 -------------
                   Total liabilities ......................................................                         27,898,600
                                                                                                                 -------------
==============================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------
                   Net assets .............................................................                      $ 284,599,469
                                                                                                                 =============
==============================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------
                   Class A Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ...................................................                      $     901,288
                   Class B Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ...................................................                            486,987
                   Class C Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ...................................................                            277,596
                   Class I Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ...................................................                            938,411
                   Class R Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ...................................................                                127
                   Paid-in capital in excess of par .......................................                        262,240,816
                   Undistributed investment income--net ...................................    $     239,678
                   Accumulated realized capital losses on investments and foreign currency
                   transactions--net ......................................................       (8,523,645)
                   Unrealized appreciation on investments and foreign currency
                   transactions--net ......................................................       28,038,211
                                                                                               -------------
                   Total accumulated earnings--net ........................................                         19,754,244
                                                                                                                 -------------
                   Net assets .............................................................                      $ 284,599,469
                                                                                                                 =============
==============================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------
                   Class A--Based on net assets of $98,558,323 and 9,012,879 shares of
                   beneficial interest outstanding ........................................                      $       10.94
                                                                                                                 =============
                   Class B--Based on net assets of $53,428,878 and 4,869,865 shares of
                   beneficial interest outstanding ........................................                      $       10.97
                                                                                                                 =============
                   Class C--Based on net assets of $29,946,789 and 2,775,955 shares of
                   beneficial interest outstanding ........................................                      $       10.79
                                                                                                                 =============
                   Class I--Based on net assets of $102,651,503 and 9,384,105 shares of
                   beneficial interest outstanding ........................................                      $       10.94
                                                                                                                 =============
                   Class R--Based on net assets of $13,976 and 1,268 shares of
                   beneficial interest outstanding ........................................                      $       11.02
                                                                                                                 =============

      See Notes to Financial Statements.


14         MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

Statement of Operations

For the Year Ended July 31, 2003

==============================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------------
                   Dividends (net of $106,017 foreign withholding tax) ....................                      $   5,712,539
                   Interest ...............................................................                            717,428
                   Securities lending--net ................................................                             31,853
                                                                                                                 -------------
                   Total income ...........................................................                          6,461,820
                                                                                                                 -------------
==============================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------------
                   Investment advisory fees ...............................................    $   1,455,611
                   Account maintenance and distribution fees--Class B .....................          458,050
                   Account maintenance and distribution fees--Class C .....................          259,702
                   Account maintenance fees--Class A ......................................          217,082
                   Transfer agent fees--Class A ...........................................          151,527
                   Transfer agent fees--Class I ...........................................          146,506
                   Accounting services ....................................................          126,422
                   Transfer agent fees--Class B ...........................................           91,584
                   Professional fees ......................................................           72,236
                   Printing and shareholder reports .......................................           60,230
                   Registration fees ......................................................           57,339
                   Transfer agent fees--Class C ...........................................           52,321
                   Trustees' fees and expenses ............................................           51,413
                   Custodian fees .........................................................           20,418
                   Pricing fees ...........................................................            6,073
                   Other ..................................................................           35,106
                                                                                               -------------
                   Total expenses .........................................................                          3,261,620
                                                                                                                 -------------
                   Investment income--net .................................................                          3,200,200
                                                                                                                 -------------
==============================================================================================================================
Realized & Unrealized Gain (Loss) on Investments & Foreign Currency Transactions--Net
------------------------------------------------------------------------------------------------------------------------------
                   Realized loss from:
                      Investments--net ....................................................       (4,623,950)
                      Foreign currency transactions--net ..................................          (85,365)       (4,709,315)
                                                                                               -------------
                   Change in unrealized appreciation/depreciation on:
                      Investments--net ....................................................       18,264,073
                      Foreign currency transactions--net ..................................             (369)       18,263,704
                                                                                               -------------------------------
                   Total realized and unrealized gain on investments and foreign
                   currency transactions--net .............................................                         13,554,389
                                                                                                                 -------------
                   Net Increase in Net Assets Resulting from Operations ...................                      $  16,754,589
                                                                                                                 =============

      See Notes to Financial Statements.


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003            15

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets

                                                                                                     For the Year Ended
                                                                                                          July 31,
                                                                                               -------------------------------
Increase (Decrease) in Net Assets:                                                                  2003              2002
==============================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------------
                   Investment income--net .................................................    $   3,200,200     $   2,111,080
                   Realized loss on investments and foreign currency transactions--net ....       (4,709,315)       (3,954,301)
                   Change in unrealized appreciation on investments and foreign currency
                   transactions--net ......................................................       18,263,704       (20,837,758)
                                                                                               -------------------------------
                   Net increase (decrease) in net assets resulting from operations ........       16,754,589       (22,680,979)
                                                                                               -------------------------------
==============================================================================================================================
Dividends & Distributions to Shareholders
------------------------------------------------------------------------------------------------------------------------------
                   Investment income--net:
                      Class A .............................................................       (1,188,025)       (1,062,727)
                      Class B .............................................................         (272,909)         (172,667)
                      Class C .............................................................         (160,088)         (103,374)
                      Class I .............................................................       (1,366,969)         (699,270)
                   Realized gain on investments--net:
                      Class A .............................................................               --        (4,034,415)
                      Class B .............................................................               --        (2,043,247)
                      Class C .............................................................               --          (688,366)
                      Class I .............................................................               --        (1,996,178)
                                                                                               -------------------------------
                   Net decrease in net assets resulting from dividends and distributions
                   to shareholders ........................................................       (2,987,991)      (10,800,244)
                                                                                               -------------------------------
==============================================================================================================================
Beneficial Interest Transactions
------------------------------------------------------------------------------------------------------------------------------
                   Net increase in net assets derived from beneficial interest transactions       67,412,613        31,863,652
                                                                                               -------------------------------
==============================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------
                   Total increase (decrease) in net assets ................................       81,179,211        (1,617,571)
                   Beginning of year ......................................................      203,420,258       205,037,829
                                                                                               -------------------------------
                   End of year* ...........................................................    $ 284,599,469     $ 203,420,258
                                                                                               ===============================
                      * Undistributed investment income--net ..............................    $     239,678     $     101,008
                                                                                               ===============================

      See Notes to Financial Statements.


16         MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

Financial Highlights

                                                                                                 Class A++
The following per share data and ratios have been derived              -----------------------------------------------------------
from information provided in the financial statements.                                  For the Year Ended July 31,
                                                                       -----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2003         2002         2001        2000         1999
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of year ...............  $   10.49   $   12.29    $   12.70   $   14.27    $   15.36
                                                                       -----------------------------------------------------------
                   Investment income--net+ ..........................        .15         .14          .16         .28          .32
                   Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net .........        .44       (1.30)        1.07        (.95)        1.41
                                                                       -----------------------------------------------------------
                   Total from investment operations .................        .59       (1.16)        1.23        (.67)        1.73
                                                                       -----------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ........................       (.14)       (.13)        (.18)       (.28)        (.32)
                      Realized gain on investments--net .............         --        (.51)       (1.46)       (.62)       (2.50)
                                                                       -----------------------------------------------------------
                   Total dividends and distributions ................       (.14)       (.64)       (1.64)       (.90)       (2.82)
                                                                       -----------------------------------------------------------
                   Net asset value, end of year .....................  $   10.94   $   10.49    $   12.29   $   12.70    $   14.27
                                                                       ===========================================================
==================================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ...............       5.72%      (9.77%)      10.12%      (4.68%)      13.88%
                                                                       ===========================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Expenses .........................................       1.20%       1.20%        1.33%       1.20%        1.12%
                                                                       ===========================================================
                   Investment income--net ...........................       1.46%       1.18%        1.30%       2.10%        2.26%
                                                                       ===========================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of year (in thousands) ...........  $  98,558   $  82,956    $  97,609   $  97,517    $ 127,743
                                                                       ===========================================================
                   Portfolio turnover ...............................      11.72%      25.82%       61.08%      32.33%       20.11%
                                                                       ===========================================================

*     Total investment returns exclude the effects of sales charges.

+     Based on average shares outstanding.

++    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003            17

[LOGO] Merrill Lynch Investment Managers

                                                                                                  Class B
The following per share data and ratios have been derived              -----------------------------------------------------------
from information provided in the financial statements.                                 For the Year Ended July 31,
                                                                       -----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2003         2002         2001         2000        1999
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of year ...............  $   10.53   $   12.33    $   12.73    $   14.29   $   15.38
                                                                       -----------------------------------------------------------
                   Investment income--net+ ..........................        .07         .05          .07          .18         .21
                   Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net .........        .43       (1.30)        1.07         (.94)       1.41
                                                                       -----------------------------------------------------------
                   Total from investment operations .................        .50       (1.25)        1.14         (.76)       1.62
                                                                       -----------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ........................       (.06)       (.04)        (.08)        (.18)       (.21)
                      Realized gain on investments--net .............         --        (.51)       (1.46)        (.62)      (2.50)
                                                                       -----------------------------------------------------------
                   Total dividends and distributions ................       (.06)       (.55)       (1.54)        (.80)      (2.71)
                                                                       -----------------------------------------------------------
                   Net asset value, end of year .....................  $   10.97   $   10.53    $   12.33    $   12.73   $   14.29
                                                                       ===========================================================
==================================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ...............       4.79%     (10.45%)       9.32%       (5.39%)     12.96%
                                                                       ===========================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Expenses .........................................       1.98%       1.98%        2.11%        1.97%       1.89%
                                                                       ===========================================================
                   Investment income--net ...........................        .69%        .40%         .52%        1.35%       1.48%
                                                                       ===========================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of year (in thousands) ...........  $  53,429   $  44,371    $  49,383    $  43,289   $  75,330
                                                                       ===========================================================
                   Portfolio turnover ...............................      11.72%      25.82%       61.08%       32.33%      20.11%
                                                                       ===========================================================

*     Total investment returns exclude the effects of sales charges.

+     Based on average shares outstanding.

      See Notes to Financial Statements.


18         MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

                                                                                                 Class C
The following per share data and ratios have been derived              -----------------------------------------------------------
from information provided in the financial statements.                                 For the Year Ended July 31,
                                                                       -----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2003         2002        2001         2000        1999
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of year ...............  $   10.35   $   12.15    $   12.58    $   14.14   $   15.25
                                                                       -----------------------------------------------------------
                   Investment income--net+ ..........................        .07         .04          .05          .17         .20
                   Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net .........        .43       (1.27)        1.14         (.93)       1.40
                                                                       -----------------------------------------------------------
                   Total from investment operations .................        .50       (1.23)        1.19         (.76)       1.60
                                                                       -----------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ........................       (.06)       (.06)        (.16)        (.18)       (.21)
                      Realized gain on investments--net .............         --        (.51)       (1.46)        (.62)      (2.50)
                                                                       -----------------------------------------------------------
                   Total dividends and distributions ................       (.06)       (.57)       (1.62)        (.80)      (2.71)
                                                                       -----------------------------------------------------------
                   Net asset value, end of year .....................  $   10.79   $   10.35    $   12.15    $   12.58   $   14.14
                                                                       ===========================================================
==================================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ...............       4.89%     (10.50%)       9.31%       (5.39%)     12.96%
                                                                       ===========================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Expenses .........................................       1.98%       1.97%        2.12%        1.98%       1.90%
                                                                       ===========================================================
                   Investment income--net ...........................        .69%        .38%         .44%        1.33%       1.45%
                                                                       ===========================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of year (in thousands) ...........  $  29,947   $  24,748    $  12,961    $   4,294   $   5,347
                                                                       ===========================================================
                   Portfolio turnover ...............................      11.72%      25.82%       61.08%       32.33%      20.11%
                                                                       ===========================================================

*     Total investment returns exclude the effects of sales charges.

+     Based on average shares outstanding.

      See Notes to Financial Statements.


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003            19

[LOGO] Merrill Lynch Investment Managers

                                                                                                Class I++
The following per share data and ratios have been derived              -----------------------------------------------------------
from information provided in the financial statements.                                 For the Year Ended July 31,
                                                                       -----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2003        2002         2001         2000        1999
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of year ...............  $   10.49   $   12.30    $   12.70    $   14.27   $   15.36
                                                                       -----------------------------------------------------------
                   Investment income--net+ ..........................        .18         .16          .18          .31         .35
                   Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net .........        .43       (1.30)        1.09         (.94)       1.42
                                                                       -----------------------------------------------------------
                   Total from investment operations .................        .61       (1.14)        1.27         (.63)       1.77
                                                                       -----------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ........................       (.16)       (.16)        (.21)        (.32)       (.36)
                      Realized gain on investments--net .............         --        (.51)       (1.46)        (.62)      (2.50)
                                                                       -----------------------------------------------------------
                   Total dividends and distributions ................       (.16)       (.67)       (1.67)        (.94)      (2.86)
                                                                       -----------------------------------------------------------
                   Net asset value, end of year .....................  $   10.94   $   10.49    $   12.30    $   12.70   $   14.27
                                                                       ===========================================================
==================================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ...............       5.98%      (9.61%)      10.48%       (4.44%)     14.15%
                                                                       ===========================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Expenses .........................................        .95%        .95%        1.10%         .95%        .87%
                                                                       ===========================================================
                   Investment income--net ...........................       1.72%       1.42%        1.47%        2.35%       2.50%
                                                                       ===========================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of year (in thousands) ...........  $ 102,651   $  51,345    $  45,085    $  19,114   $  25,477
                                                                       ===========================================================
                   Portfolio turnover ...............................      11.72%      25.82%       61.08%       32.33%      20.11%
                                                                       ===========================================================

*     Total investment returns exclude the effects of sales charges.

+     Based on average shares outstanding.

++    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


20         MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

Financial Highlights (concluded)

                                                                                             Class R
                                                                                        -----------------
The following per share data and ratios have been derived                                For the Period
from information provided in the financial statements.                                  January 3, 2003@@
                                                                                           to July 31,
Increase in Net Asset Value:                                                                  2003
=========================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ...........................          $10.38
                                                                                             ------
                   Investment income--net+ ........................................             .04
                   Realized and unrealized gain on investments and foreign currency
                   transactions--net ..............................................             .60
                                                                                             ------
                   Total from investment operations ...............................             .64
                                                                                             ------
                   Net asset value, end of period .................................          $11.02
                                                                                             ======
=========================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------
                   Based on net asset value per share .............................            7.01%@
                                                                                             ======
=========================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------
                   Expenses .......................................................            1.45%*
                                                                                             ======
                   Investment income--net .........................................            1.10%*
                                                                                             ======
=========================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) .......................          $   14
                                                                                             ======
                   Portfolio turnover .............................................           11.72%
                                                                                             ======

*     Annualized.

**    Total investment returns exclude the effects of sales charges.

+     Based on average shares outstanding.

@     Aggregate total investment return.

@@    Commencement of operations.

      See Notes to Financial Statements.


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003            21

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Equity Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Fund.

(b) Repurchase agreements -- The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.


22         MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

(c) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Forward foreign exchange contracts -- The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(d) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003            23

[LOGO] Merrill Lynch Investment Managers

(e) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(g) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(i) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(j) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $11,827 have been reclassified between paid-in capital in excess of par and undistributed net investment income and $85,366 has been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of ..60%, on an annual basis, of the average daily value of the Fund's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.


24         MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

-------------------------------------------------------------------------------
                                                     Account       Distribution
                                                 Maintenance Fee       Fee
-------------------------------------------------------------------------------
Class A ....................................           .25%            --
Class B ....................................           .25%           .75%
Class C ....................................           .25%           .75%
Class R ....................................           .25%           .25%
-------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the year ended July 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                     FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ............................               $ 3,241               $49,592
Class I ............................               $     3               $    60
--------------------------------------------------------------------------------

For the year ended July 31, 2003, MLPF&S received contingent deferred sales charges of $88,240 and $10,532 relating to transactions in Class B and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of July 31, 2003, the Fund lent securities with a value of $1,793,605 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the year ended July 31, 2003, MLIM, LLC received $13,513 in securities lending agent fees.

In addition, MLPF&S received $26,950 in commissions on the execution of portfolio security transactions for the Fund for the year ended July 31, 2003.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended July 31, 2003, the Fund reimbursed MLIM $5,163 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2003 were $77,497,320 and $23,903,437, respectively.


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003            25

[LOGO] Merrill Lynch Investment Managers

Net realized gains (losses) for the year ended July 31, 2003 and net unrealized gains (losses) as of July 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)     Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ....................      $ (4,624,058)      $ 28,039,332
Short-term investments ...................               108                 --
Foreign currency transactions ............           (85,365)            (1,121)
                                                -------------------------------
Total ....................................      $ (4,709,315)      $ 28,038,211
                                                ===============================

As of July 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $28,007,924, of which $39,652,385 related to appreciated securities and $11,644,461 related to depreciated securities. At July 31, 2003, the aggregate cost of investments for Federal income tax purposes was $283,049,303.

4. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $67,412,613 and $31,863,652 for the years ended July 31, 2003 and July 31, 2002, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2003+                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,604,198       $ 26,767,092
Automatic conversion of shares ...........           186,611          1,909,059
Shares issued to shareholders in
  reinvestment of dividends ..............            76,599            790,520
                                                -------------------------------
Total issued .............................         2,867,408         29,466,671
Shares redeemed ..........................        (1,762,395)       (18,017,142)
                                                -------------------------------
Net increase .............................         1,105,013       $ 11,449,529
                                                ===============================

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2002+                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,023,476       $ 11,911,419
Automatic conversion of shares ...........           359,206          4,208,041
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ......................           383,714          4,345,329
                                                -------------------------------
Total issued .............................         1,766,396         20,464,789
Shares redeemed ..........................        (1,798,991)       (20,795,812)
                                                -------------------------------
Net decrease .............................           (32,595)      $   (331,023)
                                                ===============================

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2003                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,922,160       $ 19,844,936
Shares issued to shareholders in
  reinvestment of dividends ..............            16,852            175,399
                                                -------------------------------
Total issued .............................         1,939,012         20,020,335
Automatic conversion of shares ...........          (186,074)        (1,909,059)
Shares redeemed ..........................        (1,098,859)       (11,272,095)
                                                -------------------------------
Net increase .............................           654,079       $  6,839,181
                                                ===============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2002                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,403,382       $ 16,402,610
Shares issued to shareholders in
  reinvestment of dividends ..............           165,593          1,885,004
                                                -------------------------------
Total issued .............................         1,568,975         18,287,614
Automatic conversion of shares ...........          (358,334)        (4,208,041)
Shares redeemed ..........................        (1,000,382)       (11,482,948)
                                                -------------------------------
Net increase .............................           210,259       $  2,596,625
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2003                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           915,266       $  9,337,820
Shares issued to shareholders in
  reinvestment of dividends ..............            13,425            136,284
                                                -------------------------------
Total issued .............................           928,691          9,474,104
Shares redeemed ..........................          (543,470)        (5,513,113)
                                                -------------------------------
Net increase .............................           385,221       $  3,960,991
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2002                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,563,797       $ 18,173,365
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ......................            64,215            718,856
                                                -------------------------------
Total issued .............................         1,628,012         18,892,221
Shares redeemed ..........................          (303,999)        (3,407,489)
                                                -------------------------------
Net increase .............................         1,324,013       $ 15,484,732
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended July 31, 2003+                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         6,329,058       $ 64,155,819
Shares issued to shareholders in
  reinvestment of dividends ..............            31,379            324,147
                                                -------------------------------
Total issued .............................         6,360,437         64,479,966
Shares redeemed ..........................        (1,869,257)       (19,331,053)
                                                -------------------------------
Net increase .............................         4,491,180       $ 45,148,913
                                                ===============================

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.


26         MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended July 31, 2002+                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,046,510       $ 23,518,909
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ......................           110,494          1,249,841
                                                -------------------------------
Total issued .............................         2,157,004         24,768,750
Shares redeemed ..........................          (930,241)       (10,655,432)
                                                -------------------------------
Net increase .............................         1,226,763       $ 14,113,318
                                                ===============================

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

--------------------------------------------------------------------------------
Class R Shares for the Period
January 3, 2003+ to                                                    Dollar
July 31, 2003                                       Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................             1,268       $     13,999
                                                -------------------------------
Net increase .............................             1,268       $     13,999
                                                ===============================

+     Commencement of operations.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the year ended July 31, 2003.

6. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended July 31, 2003 and July 31, 2002 was as follows:

-------------------------------------------------------------------------------
                                                  7/31/2003          7/31/2002
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ........................      $  2,987,991       $  2,038,038
  Net long-term capital gains ............                --          8,762,206
                                                -------------------------------
Total taxable distributions ..............      $  2,987,991       $ 10,800,244
                                                ===============================

As of July 31, 2003, the components of accumulated earnings on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net ......................        $    239,677
Undistributed long-term capital gains--net ..............                  --
                                                                 ------------
Total undistributed earnings--net .......................             239,677
Capital loss carryforward ...............................          (8,361,446)*
Unrealized gains--net ...................................          27,876,013**
                                                                 ------------
Total accumulated earnings--net .........................        $ 19,754,244
                                                                 ============

* On July 31, 2003, the Fund had a net capital loss carryforward of $8,361,446, of which $1,211,798 expires in 2010 and $7,149,648 expires in
      2011. This amount will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003            27

[LOGO] Merrill Lynch Investment Managers

Independent Auditors' Report

To the Shareholders and Board of Trustees of Merrill Lynch Equity Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Equity Income Fund as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Equity Income Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
September 19, 2003


28         MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

Officers and Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in  Other Public
                            Position(s)  Length                                                        Fund Complex   Directorships
                            Held         of Time                                                       Overseen by    Held by
Name        Address & Age   with Fund    Served      Principal Occupation(s) During Past 5 Years       Trustee        Trustee
====================================================================================================================================
        Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011   President    1999 to     President and Chairman of Merrill Lynch Invest-   118 Funds      None
Glenn*      Princeton, NJ   and          present     ment Managers, L.P. ("MLIM")/Fund Asset           163 Portfolios
            08543-9011      Trustee      and         Management, L.P. ("FAM")--Advised Funds since
            Age: 62                      1987 to     1999; Chairman (Americas Region) of MLIM from
                                         present     2000 to 2002; Executive Vice President of FAM
                                                     and MLIM (which terms as used herein include
                                                     their corporate predecessors) from 1983 to 2002;
                                                     President of FAM Distributors, Inc. ("FAMD") from
                                                     1986 to 2002 and Director thereof from 1991 to
                                                     2002; Executive Vice President and Director of
                                                     Princeton Services, Inc. ("Princeton Services")
                                                     from 1993 to 2002; President of Princeton
                                                     Administrators, L.P. from 1989 to 2002; Director
                                                     of Financial Data Services, Inc. from 1985 to 2002.
            ------------------------------------------------------------------------------------------------------------------------
            *  Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P.
               The Trustee's term is unlimited. Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
        Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095   Trustee      1988 to     Professor Emeritus of Finance, School of          44 Funds       None
Forbes      Princeton, NJ                present     Business, State University of New York at Albany  49 Portfolios
            08543-9095                               since 2000 and Professor thereof from 1989 to
            Age: 62                                  2000; International Consultant at the Urban
                                                     Institute from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095   Trustee      1994 to     Professor, Harvard Business School since 1989;    44 Funds       Unum Provident
Montgomery  Princeton, NJ                present     Director, Unum Provident Corporation since 1990;  49 Portfolios  Corporation;
            08543-9095                               Director, Newell Rubbermaid, Inc. since 1995.                    Newell
            Age: 51                                                                                                   Rubbermaid
                                                                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
Charles C.  P.O. Box 9095   Trustee      1990 to     Self-employed financial consultant since 1990;    44 Funds       None
Reilly      Princeton, NJ                present     Partner of Small Cities Cable Television from     49 Portfolios
            08543-9095                               1986 to 1997.
            Age: 72
------------------------------------------------------------------------------------------------------------------------------------
Kevin A.    P.O. Box 9095   Trustee      1992 to     Founder and Director Emeritus of The Boston       44 Funds       None
Ryan        Princeton, NJ                present     University Center for the Advancement of Ethics   49 Portfolios
            08543-9095                               and Character; Professor of Education at Boston
            Age: 70                                  University from 1982 to 1999 and Professor
                                                     Emeritus thereof since 1999.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095   Trustee      2000 to     President, Middle East Institute from 1995 to     44 Funds       None
Suddarth    Princeton, NJ                present     2001; Foreign Service Officer, United States      49 Portfolios
            08543-9095                               Foreign Service from 1961 to 1995; Career
            Age: 67                                  Minister from 1989 to 1995; Deputy Inspector
                                                     General, U.S. Department of State from 1991 to
                                                     1994; U.S. Ambassador to the Hashemite Kingdom
                                                     of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003            29

[LOGO] Merrill Lynch Investment Managers

Officers and Trustees (unaudited) (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                            Position(s)  Length                                                        Fund Complex    Directorships
                            Held         of Time                                                       Overseen by     Held by
Name        Address & Age   with Fund    Served      Principal Occupation(s) During Past 5 Years       Trustee         Trustee
====================================================================================================================================
        Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095   Trustee      1988 to     Dean Emeritus of New York University, Leonard N.  44 Funds        Bowne & Co.,
West        Princeton, NJ                present     Stern School of Business Administration since     49 Portfolios   Inc.; Vornado
            08543-9095                               1994.                                                             Realty Trust;
            Age: 65                                                                                                    Vornado
                                                                                                                       Operating
                                                                                                                       Company;
                                                                                                                       Alexander's
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward D.   P.O. Box 9095   Trustee      2000 to     Self-employed financial consultant since 1994.    44 Funds        None
Zinbarg     Princeton, NJ                present                                                       49 Portfolios
            08543-9095
            Age: 68
            ------------------------------------------------------------------------------------------------------------------------
            *  The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                            Position(s)  Length
                            Held         of Time
Name        Address & Age   with Fund    Served*     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
        Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011   Vice         1993 to     First Vice President of FAM and MLIM since 1997 and Treasurer thereof since
Burke       Princeton, NJ   President    present     1999; Senior Vice President and Treasurer of Princeton Services since 1999;
            08543-9011      and          and 1999    Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
            Age: 43         Treasurer    to present
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011   Senior Vice  1999 to     President of MLIM and member of the Executive Management Committee of ML & Co.,
Doll, Jr.   Princeton, NJ   President    present     Inc. since 2001; Global Chief Investment Officer and Senior Portfolio Manager
            08543-9011                               of MLIM since 1999; Chief Investment Officer of Equities at Oppenheimer Funds,
            Age: 48                                  Inc. from 1990 to 1999 and Chief Investment Officer thereof from 1998 to 1999;
                                                     Executive Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Robert M.   P.O. Box 9011   Vice         2002 to     Managing Director of MLIM since 2002; Director (Equities) of MLIM from 1997 to
Shearer     Princeton, NJ   President    present     2000.
            08543-9011
            Age: 48
------------------------------------------------------------------------------------------------------------------------------------
Phillip S.  P.O. Box 9011   Secretary    2003 to     First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM from
Gillespie   Princeton, NJ                present     2000 to 2001; Vice President of MLIM from 1999 to 2000; Attorney associated
            08543-9011                               with MLIM since 1998; Assistant General Counsel of Chancellor LGT Asset
            Age: 39                                  Management, Inc. from 1997 to 1998.
            ------------------------------------------------------------------------------------------------------------------------
            *  Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


30         MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003

Electronic Delivery

The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


           MERRILL LYNCH EQUITY INCOME FUND          JULY 31, 2003            31

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Equity Income Fund
Box 9011
Princeton, NJ
08543-9011

                                                                  #10561 -- 7/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--

         The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -

         The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            Merrill Lynch Equity Income Fund, Inc.


            By: /s/ Terry K. Glenn
                ---------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Equity Income Fund, Inc.

            Date: September 23, 2003

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


            By: /s/ Terry K. Glenn
                ---------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Equity Income Fund, Inc.

            Date: September 23, 2003


            By: /s/ Donald C. Burke
                ---------------------------
                Donald C. Burke,
                Chief Financial Officer of
                Merrill Lynch Equity Income Fund, Inc.

            Date: September 23, 2003

            Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.